Cover	Aug. 06, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002062423
Document Type	S-6
Entity Registrant Name	SmartTrust 756
Document Period End Date	Aug. 06, 2026
High 20 Dividend Strategy Trust
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust intends to pursue its objective through investments in the common stock of 20 companies, 5 from each of the following four Standard & Poor’s (“S&P”) indices:•S&P 500® Index•S&P MidCap 400®Index•S&P SmallCap 600®Index•S&P International 700 ADR Index The indices are described in greater detail below. In selecting the stocks of individual companies, the sponsor considered the following criteria relative to each stock’s associated index as of the end of the calendar quarter preceding the inception of the trust: •Current dividend yield; and•1 year, 3 year and 5 year total return performance history. From each of the indices listed above, the sponsor selected the 5 stocks with the highest current dividend yield (calculated using the most recent gross dividend rate annualized and then divided by the current market price), provided that each such stock has outperformed the total return of its associated index over the trailing 1, 3 and 5 year periods. If there were insufficient stocks meeting the above selection criteria, the sponsor selected the stocks that outperformed the S&P 500® Index in the greatest number of the preceding 1, 3 and 5 year periods in order to achieve the necessary number of stocks. In the case of selecting between stocks that outperformed the S&P 500® Index in the same number of periods, the sponsor selected stocks based on the highest total outperformance relative to the S&P 500® Index during the periods of S&P 500® Index outperformance in order to achieve the necessary number of stocks. The sponsor excluded the stock of any company for which (i) a public announcement of the company’s acquisition was made prior to the selection date or (ii) the average trading volume of the company’s stock over the thirty-day period ending with the selection date was less than $500,000. In applying the selection criteria, the sponsor also excluded any companies registered under the Investment Company Act of 1940 (including business development companies). If a company was listed in more than one of the indices listed above, the sponsor associated such stock according to the following hierarchy: S&P 500® Index, S&P MidCap 400® Index, S&P SmallCap 600® Index and, finally, S&P International 700 ADR Index. The sponsor sought to allocate the weightings of each security approximately equally as of the trust’s inception. The weightings will vary thereafter in accordance with fluctuations in stock prices. The initial trust portfolio seeks to invest in securities from each of the four indices in approximately equal weightings. The S&P 500® index includes 500 companies in leading industries of the U.S. economy, capturing approximately 85% of available market capitalization. The S&P MidCap 400® index seeks to measure the risk and return characteristics of mid-sized companies. The S&P SmallCap 600® index seeks to measure the small cap segment of the market and tracks companies that meet certain criteria to ensure financial viability. The index is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable. The S&P International 700 American Depositary Receipts (“ADR”) Index is based on the non-U.S. stocks of the S&P Global 1200 traded in the U.S. exchanges. The index draws constituents from these six indices: S&P Europe 350®, S&P/TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50, and S&P Latin America 40. All Level II and Level III ADRs or ordinary share listings in the U.S. issued by the constituents of these indices are included.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, at least 80% of the trust’s net assets will be invested in stocks of companies that pay dividends as of the time of portfolio selection.